4. EQUIPMENT: Schedule of Movement of Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Equipment Cost, Starting Balance	$ 5,339	$ 17,377
Disposal during the year	(226)	(13,773)
Cost, Foreign exchange movement		1,735
Equipment Cost, Ending Balance	5,113	5,339
Accumulated depreciation, Starting Balance	4,589	8,432
Depreciation for the year	412	2,508
Depreciation for the year related to disposal	(226)	(7,923)
Foreign exchange movement		1,572
Accumulated depreciation, Ending Balance	4,775	4,589
Net Book Value	338	750
Office equipment and furniture
Equipment Cost, Starting Balance	5,113	7,642
Disposal during the year	0	(2,887)
Cost, Foreign exchange movement		358
Equipment Cost, Ending Balance	5,113	5,113
Accumulated depreciation, Starting Balance	4,363	4,801
Depreciation for the year	412	1,206
Depreciation for the year related to disposal	0	(1,979)
Foreign exchange movement		335
Accumulated depreciation, Ending Balance	4,775	4,363
Net Book Value	338	750
Vehicles and other field equipment
Equipment Cost, Starting Balance	226	9,735
Disposal during the year	(226)	(10,886)
Cost, Foreign exchange movement		1,377
Equipment Cost, Ending Balance	0	226
Accumulated depreciation, Starting Balance	226	3,631
Depreciation for the year	0	1,302
Depreciation for the year related to disposal	(226)	(5,944)
Foreign exchange movement		1,237
Accumulated depreciation, Ending Balance	0	226
Net Book Value	$ 0	$ 0